Long-Term Obligations - Additional Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended								0 Months Ended											0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012	May 03, 2013 Credit Agreement	Dec. 31, 2012 Credit Agreement	Sep. 30, 2013 Credit Agreement	Dec. 31, 2011 Credit Agreement	Sep. 30, 2011 Credit Agreement	Mar. 25, 2011 Credit Agreement	Sep. 30, 2013 Loans Payable	May 03, 2013 Loans Payable	Dec. 31, 2012 Loans Payable	Sep. 28, 2012 Receivables Securitization	Sep. 30, 2013 Receivables Securitization	Dec. 31, 2012 Receivables Securitization	Sep. 30, 2013 Notes Payable	Dec. 31, 2012 Notes Payable	Dec. 31, 2011 Notes Payable	Sep. 30, 2013 Other Long Term Debt	Dec. 31, 2012 Other Long Term Debt	Dec. 31, 2011 Other Long Term Debt	May 03, 2013 Multicurrency Component [Member] Credit Agreement	May 03, 2013 US Dollar Component [Member] Credit Agreement	May 03, 2013 Amended Credit Agreement [Member] Credit Agreement	May 03, 2013 Original Credit Agreement [Member] Credit Agreement	May 09, 2013 Four Point Seven Five Percent Senior Notes Due May 2023
Debt Instrument
Credit Agreement, Extension Period of Maturity Date									2 years
Maximum credit agreement borrowings									$ 1,800,000,000				$ 1,400,000,000
Maximum revolving credit facility borrowings													950,000,000														1,200,000,000	150,000,000
Debt and Capital Lease Obligations	1,312,055,000		1,312,055,000		1,118,478,000	956,076,000				974,600,000	644,200,000				444,375,000	450,000,000	420,625,000		10,000,000	80,000,000	38,941,000	42,398,000		18,908,000	21,491,000
Term loan					420,625,000	240,625,000								250,000,000
Maximum incremental term loan borrowings													200,000,000
Maximum U.S. dollar value of foreign currency borrowings													500,000,000
Maximum amount of letters of credit									150,000,000				125,000,000
Swing line loan maximum capacity									50,000,000				25,000,000
Maximum increase of revolving credit facility or term loans									400,000,000				400,000,000
Proceeds from the new term loan										200,000,000
Security interest in subsidiaries pledged as collateral													100.00%
Pleadge of a foreign subsidiary's voting equity interest evaluated for adverse tax consequences													100.00%
Minimum security interest percentage in foreign subidiaries													65.00%
Original principal payment percentage in first and second years													5.00%
Original principal payment percentage in third and fourth years													10.00%
Original principal payment percentage in fifth year													15.00%
Restrictive covenants, maximum permitted receivables facility													100,000,000
Maximum net leverage ratio									3.50				3.00
Minimum consideration for acquisitions during 12 month period to change the maximum net leverage ratio									200,000,000				200,000,000
Maximum Net Leverage Ratio Subsequent To Acquisitions									4.00				3.50
Maximum net leverage ratio subsequent to acquisition													3.50
Minimum interest coverage ratio									3				3
Increment change in applicable margin									0.25%				0.25%
Weighted average interest rates										2.85%	3.08%	2.59%							1.01%	1.05%	1.80%	1.70%	2.00%	3.50%	3.30%	3.20%
Increment change in commitment fees									0.05%				0.05%
Fronting fee on letters of credit in addition to participation commission									0.125%				0.125%
Borrowings under credit agreement, carrying value										974,600,000		901,400,000
Current maturities of credit agreement										31,900,000	22,500,000	12,500,000
Outstanding letters of credit										39,900,000	53,200,000
Availability on the revolving credit facility										356,100,000	1,100,000,000
Write-off of the unamortized balance of capitalized debt issuance costs	0	0	2,795,000	0	0	5,345,000	0
Fees incurred related to the execution of the agreement												11,000,000								300,000
Receivables securitization facility term period																		3 years
Receivables securitization maximum borrowing capacity																		80,000,000
Borrowings under receivable securitization facility, carrying value					80,000,000			77,300,000												80,000,000
Receivables used as collateral for receivables securitization facility																			110,300,000	116,900,000
Margin above LIBOR for receivables secuirtization facility																		1.25%
Promissory notes issued for business acquisitions					16,000,000	34,200,000	5,500,000
Maximum Leverage Ratio for Incremental Borrowings									2.50
Term Loan Quarterly Repayment, Percentage of Initial Balance									1.25%
Secured Debt, Prepayment Requirement, Duration to Reinvest Proceeds from Sale or Disposition of Certain Assets									12 months
Payments of Financing Costs									7,200,000
Deferred Finance Costs, Noncurrent, Net									6,100,000																						9,700,000
Gains (Losses) on Extinguishment of Debt																													1,100,000	1,700,000
Debt Instrument, Face Amount																															$ 600,000,000
Debt Instrument, Interest Rate, Stated Percentage																															4.75%
Percent of Notes Redeemable Before May 15, 2016 With Net Cash Proceeds From Certain Equity Offerings																															35.00%
Notes Redemption Price, Percent of Principal Amount																															100.00%
Registration Rights Agreement, Period to Consummate Exchange Offer																															365 days
Registration Rights Agreement, Failure to Consummate Exchange Offer, Annual Interest Rate Increase																															0.25%
Registration Rights Agreement, Failure to Consummate Exchange Offer, For Each Subsequent Default Period, Additional Increase in Annual Interest Rate																															0.25%
Registration Rights Agreement, Failure to Consummate Exchange Offer, Subsequent Default Period For Additional Incremental Increase in Annual Interest Rate																															90 days
Registration Rights Agreement, Failure to Consummate Exchange Offer, Maximum Additional Increase in Annual Interest Rate																															1.00%